Commitments and Contingencies (Schedule of Fixed Non Cancelable Time Charter Contracts) (Details) $ in Thousands	Jun. 30, 2025 USD ($)
Lessor, Operating Lease, Payments, Fiscal Year Maturity [Abstract]
Year 1	$ 112,145
Year 2	11,726
Total	$ 123,871